Statements of Shareholders' Equity (Parenthetical) - $ / shares	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2018	Feb. 22, 2017
Ordinary shares redemption per share	$ 10.00
Initial Public Offering
Shares issued, price per share			$ 10.00
Private Placement
Private placement warrants, sponsor			7,333,333
Private Placement | Warrant
Shares issued, price per share			$ 1.50
Class A ordinary shares
Changes in shares subject to possible redemption, Shares	52,971	276,136	42,959,940	686,550
Ordinary shares redemption per share	$ 10.00		$ 10.00	$ 10.00
Class F ordinary shares
Shares issued, price per share					$ 0.002
Changes in shares subject to possible redemption, Shares	0	0	0